Other Commitments and Contingencies	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Other Commitments and Contingencies

Total rental expense less sublease rental income for all operating leases was $32.6, $30.5 and $32.2 in fiscal 2011, 2010 and 2009, respectively. Future minimum rental commitments under noncancellable operating leases in effect as of September 30, 2011, were $27.8 in fiscal 2012, $21.1 in fiscal 2013, $17.0 in fiscal 2014, $13.1 in fiscal 2015, $11.3 in fiscal 2016 and $30.8 thereafter. These leases are primarily for office facilities.